Note 4 - Loans and Related Allowance for Loan Losses (Details) - Impaired Loans by Class - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
With an allowance recorded:
Recorded investment, with related allowance	$ 6,215	$ 4,249
Unpaid principal balance, with related allowance	6,199	4,246
Related allowance	833	1,596
Total:
Recorded investment	13,681	14,368
Unpaid principal balance	13,653	14,353
Related allowance	833	1,596
Commercial and Industrial [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	1,027	1,146
Unpaid principal balance, with no related allowance	1,025	1,145
With an allowance recorded:
Recorded investment, with related allowance	781	247
Unpaid principal balance, with related allowance	781	247
Related allowance	388	83
Total:
Recorded investment	1,808	1,393
Unpaid principal balance	1,806	1,392
Related allowance	388	83
Real Estate Construction Porfolio Segment [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	1,657	2,707
Unpaid principal balance, with no related allowance	1,651	2,705
With an allowance recorded:
Recorded investment, with related allowance	130	589
Unpaid principal balance, with related allowance	130	589
Related allowance	130	589
Total:
Recorded investment	1,787	3,296
Unpaid principal balance	1,781	3,294
Related allowance	130	589
Real Estate Mortgage Portfolio Segment [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	7,466	10,119
Unpaid principal balance, with no related allowance	7,454	10,107
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	2,445	2,202
Unpaid principal balance, with no related allowance	2,443	2,197
With an allowance recorded:
Recorded investment, with related allowance	1,436	2,981
Unpaid principal balance, with related allowance	1,436	2,978
Related allowance	276	892
Total:
Recorded investment	3,881	5,183
Unpaid principal balance	3,879	5,175
Related allowance	276	892
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	2,337	4,064
Unpaid principal balance, with no related allowance	2,335	4,060
With an allowance recorded:
Recorded investment, with related allowance	3,862	426
Unpaid principal balance, with related allowance	3,846	426
Related allowance	39	30
Total:
Recorded investment	6,199	4,490
Unpaid principal balance	6,181	4,486
Related allowance	39	30
Consumer Portfolio Segment [Member]
With an allowance recorded:
Recorded investment, with related allowance	6	6
Unpaid principal balance, with related allowance	6	6
Related allowance	0	2
Total:
Recorded investment	6	6
Unpaid principal balance	6	6
Related allowance	$ 0	$ 2